Note 11 - Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%	3.00%
Defined Contribution Plan, Cost	$ 500,000	$ 500,000
Defined Contribution Plan, Administrative Expense	$ 30,000	$ 38,000